Additional Information Required by the Argentine Central Bank - Summary of Balances of the Mutual Funds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 34,652,716,019	$ 20,428,870,452
Mutual Funds
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	7,022,958,149	4,863,400,531
FIMA Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	57,197,137	23,937,469
FIMA P.B. Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	32,872,983	16,211,184
FIMA Renta en pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	163,541,767	119,721,324
FIMA Ahorro pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	119,958,286	178,180,890
FIMA Renta Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	111,507,466	52,130,468
FIMA Premium
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	5,806,470,155	3,912,476,619
FIMA Ahorro Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	201,446,287	324,787,140
FIMA Capital Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	452,214,412	202,089,456
FIMA Abierto PyMES
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	13,703,353	9,026,121
FIMA Mix I
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	37,518,517	16,987,256
FIMA Mix II
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	8,491,227	0
FIMA Renta Fija Internacional
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	9,588,923	7,158,853
FIMA Sustentable ASG
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	7,378,383	0
FIMA Acciones Latinoamericanas Dolares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 1,069,253	$ 693,751